SCHEDULE OF RESTRICTED STOCK UNITS (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units outstanding, beginning balance	1,003
Weight average fair value, beginning balance	$ 120.02
Restricted stock units, granted		5,320
Weight average fair value, granted		$ 215.22
Restricted stock units, released	(938)	(3,485)
Weight average fair value, released	$ 101.40	$ 294.29
Restricted stock units, cancelled	(2)	(832)
Weight average fair value, cancelled	$ 386.40
Restricted stock units outstanding, ending balance	63	1,003
Weight average fair value, ending balance	$ 388.80	$ 120.02